Trade accounts receivable	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts receivable

7 Trade accounts receivable

The Company’s average receivables term is generally 30 days, therefore, the carrying value of the trade accounts receivable approximates their fair value.

The Company realizes part of its trade accounts receivable through the sale of trade accounts receivable to funds and financial institutions that acquire receivables. These operations are not entitled to recourse and the risks and benefits over the receivables are transferred and the trade accounts receivable are derecognized.

As of December 31, 2023, the amounts of trade accounts receivable transferred and derecognized maturing after December 31, 2023 was R$ 4.1 billion (2022: R$ 3.5 billion).

Loss recognized at the date of transfer of the abovementioned receivables was R$ 56 (2022: R$ 73), recorded under financial expenses.

	Note	2023	2022
Customers
Domestic market
Third parties		1,273	1,533
Related parties	9	14	14
		1,287	1,547
Foreign market
Third parties		1,808	1,797
		1,808	1,797
Expected credit losses	(i)	(185)	(112)
Total		2,910	3,232

Current assets		2,910	3,232
Non-current assets	(i)
Total		2,910	3,232

(i)	The Company recognizes provision for credit losses (“ECL”) for trade accounts receivable based on the criteria and assumptions presented below, by applying a matrix of ECL measurement, using information that reflect current and future conditions, to the extent such data are available.

Criterion	Assumptions
Receivables overdue for up to 180 days and coming due, weighing each client’s operation risk	Percentages defined for receivables are based on the historical average delay in the last two years for the similar maturity periods and risk rating.
Receivables under renegotiation process	The provisioning percentage for renegotiations considers a performance study of past renegotiations, adjusted to each specific case.
Receivables overdue for more than 180 days, receivables in collection by the courts and receivables from clients classified as very high risk	For these receivables, the Company understands there was significant deterioration of credit risk, and the loss is estimated at the total value of the receivables, except for receivables that are in the process of being paid.

In credit risk management, guarantees are pledged by the counterparties, which mainly consist of sureties and letter of credit granted by prime banks (Only banks with the minimum risk classification equal to BBB- by Fitch Rating or Baa3 by Moody’s Investor or BBB- by Standard & Poor’s), credit insurance and mortgage assets. The guarantees obtained by the Company did not change significantly as of December 31, 2023, and 2022. The guarantees received are considered in measuring both the credit risk of each counterparty and the ECL.

For details on Company’s policy and credit risk management see note 19.7(a).

The table below shows ECL by maturity:

			2023			2022
	Trade accounts receivable	Expected credit losses	Total	Trade accounts receivable	Expected credit losses	Total

Accounts receivables not past due	2,355	(128)	2,227	2,688	(35)	2,653
Past due securities:
Up to 90 days	609	(4)	605	536	(7)	530
Between 91 to 180 days	85	(7)	78	25	(3)	22
Above 180 days	46	(46)		95	(67)	28

Total	3,095	(185)	2,910	3,344	(112)	3,232

The changes in the expected credit loss are presented below:

	2023	2022	2021

Balance at the beginning of the year	(112)	(132)	(173)
Additions	(195)	(87)	(145)
Reversals	112	71	150
Write-off of receivables	14	36	37
Additions by business combination	(4)
Balance at the end of the year	(185)	(112)	(132)

Write-off

The gross carrying amount of a financial asset is written-off when the Company has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.